BlueStar Israel Technology ETF
Schedule of Investments
June 30, 2023 (Unaudited)
		Shares	Value

COMMON STOCKS - 99.6%
Cayman Islands - 0.9%
Software - 0.9% (d)
Sapiens International Corp. NV		35,343	$940,124

Gibraltar - 0.7%
Hotels, Restaurants & Leisure - 0.7%
888 Holdings PLC (a)		538,337	670,016

Guernsey - 7.8%
IT Services - 7.8%
Amdocs, Ltd.		78,977	7,806,877

Israel - 66.2%
Aerospace & Defense - 4.7%
Elbit Systems, Ltd. (b)		22,440	4,689,062
Communications Equipment - 1.7%
Gilat Satellite Networks, Ltd. (a)		86,476	538,745
Radware, Ltd. (a)		39,042	757,025
Silicom, Ltd. (a)		11,315	417,071
Total Communications Equipment			1,712,841
Diversified Financial Services - 1.5%
Plus500, Ltd.		80,209	1,492,332
Electronic Equipment, Instruments & Components - 0.5%
Innoviz Technologies, Ltd. (a)(b)		180,512	512,654
Health Care Equipment & Supplies - 4.4%
Alpha Tau Medical, Ltd. (a)		35,577	155,471
Inmode, Ltd. (a)(b)		77,444	2,892,533
Nano-X Imaging, Ltd. (a)		61,170	947,523
Sisram Medical, Ltd. (e)		338,222	403,139
Total Health Care Equipment & Supplies			4,398,666
Household Durables - 0.8%
Maytronics, Ltd.		55,060	752,262
Independent Power and Renewable Electricity Producers - 2.4%
Energix-Renewable Energies, Ltd.		260,730	844,128
Enlight Renewable Energy, Ltd. (a)		90,254	1,586,408
Total Independent Power and Renewable Electricity Producers			2,430,536
Interactive Media & Services - 0.8%
Taboola.com, Ltd. (a)(b)		266,958	830,239
IT Services - 5.2%
Formula Systems 1985, Ltd.		8,524	627,600
Matrix IT, Ltd.		33,827	689,317
One Software Technologies, Ltd.		40,097	539,819
Wix.com, Ltd. (a)		41,716	3,263,860
Total IT Services			5,120,596
Machinery - 1.2%
Kornit Digital, Ltd. (a)		39,997	1,174,712
Media - 2.0%
Perion Network, Ltd. (a)		49,672	1,523,441
Tremor International, Ltd. (a)		135,947	488,953
Total Media			2,012,394
Professional Services - 1.0%
Fiverr International, Ltd. (a)		36,289	943,877
Semiconductors & Semiconductor Equipment - 7.2%
Camtek, Ltd. (a)(b)		30,129	1,073,496
Nova, Ltd. (a)(b)		18,327	2,149,757
Tower Semiconductor, Ltd. (a)		104,576	3,923,692
Total Semiconductors & Semiconductor Equipment			7,146,945
Software - 30.7% (d)
Cellebrite DI, Ltd. (a)(b)		70,415	506,988
Check Point Software Technologies, Ltd. (a)		59,594	7,486,198
Cognyte Software, Ltd. (a)		93,301	568,203
CyberArk Software, Ltd. (a)		38,501	6,018,861
Hilan, Ltd.		13,963	689,768
JFrog, Ltd. (a)		76,964	2,131,903
Magic Software Enterprises, Ltd.		28,861	377,728
Monday.com, Ltd. (a)(b)		23,883	4,089,247
Nice, Ltd. - ADR (a)(b)		34,608	7,146,552
Pagaya Technologies, Ltd. - Class A (a)(b)		355,238	497,333
Riskified, Ltd. (a)		112,751	547,970
WalkMe, Ltd. (a)		49,645	476,592
Total Software			30,537,343
Technology Hardware, Storage & Peripherals - 2.1%
Nano Dimension, Ltd. - ADR (a)(b)		317,298	916,991
Stratasys, Ltd. (a)		65,891	1,170,224
Total Technology Hardware, Storage & Peripherals			2,087,215
Total Israel			65,841,674

Jersey - 1.9%
Health Care Equipment & Supplies - 1.9%
Novocure, Ltd. (a)		44,961	1,865,882

Luxembourg - 0.6%
Hotels, Restaurants & Leisure - 0.6%
NEOGAMES SA (a)		22,335	583,390

United States - 21.5%
Aerospace & Defense - 1.1%
Leonardo DRS, Inc. (a)		61,937	1,073,988
Auto Components - 1.9%
Mobileye Global, Inc. - Class A (a)(b)		52,489	2,016,627
Biotechnology - 0.4%
Lineage Cell Therapeutics, Inc. (a)(b)		307,593	433,706
Pluri, Inc. (a)		1	1
Total Biotechnology			433,707
Electronic Equipment, Instruments & Components - 0.6%
Vishay Precision Group, Inc. (a)		15,459	574,302
Entertainment - 1.0%
Playtika Holding Corp. (a)		86,117	998,957
Independent Power & Renewable Energy - 3.0%
Ormat Technologies, Inc.		37,016	2,979,057
Insurance - 1.2%
Lemonade, Inc. (a)(b)		68,951	1,161,824
IT Services - 1.0%
Payoneer Global, Inc. (a)		206,258	992,101
Pharmaceuticals - 0.4%
Oramed Pharmaceuticals, Inc. (a)(b)		98,571	352,884
Semiconductors & Semiconductor Equipment - 7.5%
CEVA, Inc. (a)		24,630	629,297
SolarEdge Technologies, Inc. (a)(b)		25,456	6,848,936
Total Semiconductors & Semiconductor Equipment			7,478,233
Software - 3.4% (d)
LivePerson, Inc. (a)		115,898	523,859
SentinelOne, Inc. - Class A (a)(b)		188,224	2,842,182
Total Software			3,366,041
Total United States			21,427,721
TOTAL COMMON STOCKS (Cost $123,678,479)			99,135,684

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)		32,741,452	32,741,452
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $32,741,452)			32,741,452

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.01% (c)		305,896	305,896
TOTAL SHORT-TERM INVESTMENTS (Cost $305,896)			305,896

Total Investments (Cost $156,725,827) - 132.8%			132,183,032
Liabilities in Excess of Other Assets - (32.8)%			(32,675,465)
TOTAL NET ASSETS - 100.0%			$99,507,567

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of June 30, 2023 the Fund had a significant portion of its assets in the Software Industry.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2023, the market value of these securities total $403,139, which represents 0.4% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

ITEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$99,135,684	$-	$-	$99,135,684
Short-Term Investments	305,896	-	-	305,896
Investments Purchased with Securities Lending Collateral*	-	-	-	32,741,452
Total Investments in Securities	$99,441,580	$-	$-	$132,183,032

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.